CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents [abstract]
Disclosure of cash and cash equivalents
	December 31,
	2024	2023
	US Dollars in thousands
US Dollar	56,141	14,673
New Israeli Shekel	4,939	9,777
Euro	4,758	3,044
British pound sterling	5,169	2,026
Australian Dollar	1,495	1,078
Other currencies	10,628	7,788
	83,130	38,386